THE SARATOGA ADVANTAGE TRUST

January 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: The Saratoga Advantage Trust (the “Trust”)

File Nos. 033-79708 and 811-08542

CIK No. 0000924628

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Trust. Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that, with respect to the below-referenced Portfolios and share classes of the Trust, the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section do not differ from that contained in Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on December 28, 2018 (SEC Accession No. 0001580642-18-006125).

Portfolio	Share Class
James Alpha MLP Portfolio	Class A/C/I/S
James Alpha Family Office Portfolio	Class A/C/I/S
James Alpha EHS Portfolio	Class A/C/I/S
James Alpha Event Driven Portfolio	Class A/C/I/S
James Alpha Relative Value Portfolio	Class A/C/I/S
James Alpha Total Hedge Portfolio	Class A/C/I/S
James Alpha Structured Credit Value Portfolio	Class A/C/I/S

Very truly yours,

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

President, Chief Executive Officer

and Chairman of the Board